UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

Needham Growth

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (59.5%)
Business Services (3.5%)
Affiliated Computer Services, Inc. - Class A *	45,000	$2,333,700
First Data Corp.	100,000	4,200,000
Iron Mountain, Inc. (L)*	100,000	4,294,000
		10,827,700
Cable Television & Equipment (1.6%)
Comcast Corp. - Class A †*	130,000	4,790,500
Computers - Integrated Systems (0.8%)
Kronos, Inc. †*	75,000	2,556,750
Computers - Storage (2.4%)
Datalink Corp. (L)*	225,000	2,081,250
Seagate Technology (L)	225,000	5,195,250
		7,276,500
Construction (0.4%)
Walter Industries, Inc.	30,000	1,280,400
Consumer Services (0.7%)
Avis Budget Group, Inc.	125,000	2,286,250
Contract Manufacturing & Materials (0.9%)
Merix Corp. *	127,500	1,225,275
Pemstar, Inc. (L)*	400,000	1,460,000
		2,685,275
Electronic Components & Equipment (7.8%)
Actel Corp. *	150,000	2,332,500
Agere Systems, Inc. †*	150,000	2,239,500
Atmel Corp. *	750,000	4,530,000
AXT, Inc. *	325,000	1,384,500
Electro Scientific Industries, Inc. *	70,000	1,442,000
Newport Corp. *	250,000	4,075,000
Orbotech Ltd. *	148,600	3,521,820
Vishay Intertechnology, Inc. †*	150,000	2,106,000
X-Rite, Inc.	250,000	2,685,000
		24,316,320
Enabling Technology (0.8%)
Dolby Laboratories, Inc. (L)*	125,000	2,481,250
Healthcare Services (2.6%)
HCA, Inc.	50,000	2,494,500
HealthSouth Corp. *	450,000	2,232,000
Phase Forward, Inc. *	265,250	3,167,085
		7,893,585
Insurance (1.3%)
American International Group, Inc.	60,000	3,975,600
Manufacturing & Industrial Equipment (3.0%)
Intevac, Inc. *	39,300	660,240
Southwall Technologies, Inc. *	728,000	342,160

Sypris Solutions, Inc. (L)	389,900	3,255,665
Tyco International Ltd.	175,000	4,898,250
		9,156,315
Medical Devices & Supplies (4.2%)
Analogic Corp. (L)	60,000	3,079,200
CONMED Corp. (L)*	150,000	3,166,500
Thermo Electron Corp. †*	115,000	4,522,950
VIASYS Healthcare, Inc. *	78,400	2,135,616
		12,904,266
Networking Products (0.7%)
3Com Corp. (L)*	475,000	2,094,750
Oil & Gas - Exploration & Production (5.6%)
Chesapeake Energy Corp.	190,000	5,506,200
GlobalSantaFe Corp.	100,000	4,999,000
Talisman Energy, Inc.	405,000	6,633,900
		17,139,100
Pharmaceuticals & Biotechnology (3.6%)
Johnson & Johnson †	85,000	5,519,900
Merck & Co., Inc.	50,000	2,095,000
Schering-Plough Corp.	162,000	3,578,580
		11,193,480
Semiconductors (6.7%)
Advanced Analogic Technologies, Inc. *	70,700	388,143
Analog Devices, Inc.	25,000	734,750
Brooks Automation, Inc. *	408,028	5,324,765
Entegris, Inc. (L)*	225,000	2,454,750
FSI International, Inc. *	453,950	2,610,213
MKS Instruments, Inc. *	134,100	2,723,571
National Semiconductor Corp.	180,000	4,235,400
Semitool, Inc. *	144,435	1,493,458
Standard Microsystems Corp. *	30,000	852,600
		20,817,650
Software (5.0%)
Aspen Technology, Inc. (L)*	250,000	2,730,000
DivX, Inc. (L)	9,015	214,287
Hyperion Solutions Corp. *	112,500	3,879,000
Microsoft Corp.	100,000	2,733,000
Neoware, Inc. (L)*	50,000	679,500
Parametric Technology Corp. *	175,000	3,055,500
Phoenix Technologies Ltd. (L)*	290,000	1,247,000
Progress Software Corp. (L)*	30,050	781,300
		15,319,587
Specialty Retailing & Manufacturing (1.5%)
CarMax, Inc. (L)*	75,000	3,128,250
Pacific Sunwear of California, Inc. (L)*	100,000	1,508,000
		4,636,250
Wireless Communications & Equipment (6.4%)
EMS Technologies, Inc. *	176,900	3,322,182
Motorola, Inc.	500,000	12,500,000
ViaSat, Inc. *	150,000	3,762,000
		19,584,182
Total Common Stocks (Cost $130,854,014)		183,215,710

Convertible Preferred Stock (0.0%)
Cable Television & Equipment (0.0%)
Adelphia Communications Corp., 7.50%, 11/15/49, Series E **	182,000	1,820
Total Convertible Preferred Stock (Cost $2,554,580)		1,820

Investment Trusts (1.8%)
Investment Companies (1.8%)
H&Q Healthcare Investors	175,950	2,945,405
H&Q Life Sciences Investors (L)	186,289	2,475,782
Total Investment Trusts (Cost $5,840,108)		5,421,187

Repurchase Agreements (43.3%)
Bear Stearns Companies, Inc., 5.00%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $121,426,910, collateralized by U.S. Treasury Obligations, 5/15/14-2/15/23, value $124,897,606)	$121,376,337	121,376,337
Bear Stearns Companies, Inc., 5.38%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $10,324,493, collateralized by U.S. Treasury Obligation, 2/15/23, value $10,620,387)	10,319,871	10,319,871
Bear Stearns Companies, Inc., 2.69%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $1,455,605, collateralized by U.S. Treasury Obligation, 5/15/14, value $1,500,755)	1,455,279	1,455,279
Total Repurchase Agreements (Cost $133,151,487)		133,151,487

Total Investments (Cost $272,400,189) – 104.6%		321,790,204
Total Securities Sold Short – (3.7%)		(11,305,828)
Net Other Assets (Liabilities) – (0.9%)		(2,820,702)
NET ASSETS - 100.0%		$307,663,674

*                          Represents non-income producing securities.

**                   Represents defaulted securities.

†                          Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)                All or a portion of security is on loan as of September 30, 2006.

See accompanying Notes to Schedules of Investments.

Needham Growth

Schedule of Securities Sold Short

September 30, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (3.7%)
Business Services (0.3%)
Kenexa Corp. *	40,000	$1,008,800
Electronic Components & Equipment (0.4%)
Hittite Microwave Corp. *	30,000	1,335,000
Financial Services (1.3%)
Bankrate, Inc. *	32,700	868,512
Lehman Brothers Holdings, Inc.	40,000	2,954,400
		3,822,912
Pharmaceuticals & Biotechnology (0.5%)
Myogen, Inc. *	40,000	1,403,200
Semiconductors (0.5%)
FormFactor, Inc. *	35,000	1,474,550
Software (0.7%)
ANSYS, Inc. *	18,700	826,166
salesforce.com, inc. *	40,000	1,435,200
		2,261,366
Total Securities Sold Short (Cost $8,691,875)		11,305,828

Total Securities Sold Short (Cost $8,691,875) – (3.7)%		(11,305,828)
Total Investments – 104.6%		321,790,204
Net Other Assets (Liabilities) - (0.9)%		(2,820,702)
NET ASSETS - 100.0%		$307,663,674

*     Represents non-income producing securities.

 See accompanying Notes to Schedules of Investments.

Needham Aggressive Growth

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (88.7%)
Airlines (1.7%)
JetBlue Airways Corp. (L)*	30,000	$278,100
Business Services (24.7%)
Affiliated Computer Services, Inc. - Class A *	8,000	414,880
Alliance Data Systems Corp. *	15,000	827,849
ChoicePoint, Inc. *	10,000	358,000
Euronet Worldwide, Inc. (L)*	20,000	491,000
First Data Corp.	7,500	315,000
Getty Images, Inc. *	6,000	298,080
Iron Mountain, Inc. *	12,500	536,750
Portfolio Recovery Associates, Inc. (L)*	10,000	438,700
WebSideStory, Inc. *	30,000	396,300
		4,076,559
Cable Television & Equipment (4.5%)
Comcast Corp. - Special Class A *	20,000	736,200
Computers (1.4%)
Apple Computer, Inc. *	3,000	231,090
Electronic Components & Equipment (1.7%)
Orbotech Ltd. †*	12,000	284,400
Enabling Technology (2.5%)
Dolby Laboratories, Inc. (L)*	20,888	414,627
Healthcare Services (9.1%)
Community Health Systems, Inc. *	15,000	560,250
Express Scripts, Inc. *	10,000	754,900
United Surgical Partners International, Inc. (L)*	7,500	186,225
		1,501,375
Internet Services (1.5%)
Yahoo! Inc. †*	10,000	252,800
Manufacturing & Industrial Equipment (5.7%)
Precision Castparts Corp.	15,000	947,400
Medical Devices & Supplies (8.9%)
Cytyc Corp. *	15,000	367,200
Kyphon, Inc. (L)*	12,500	467,750
NuVasive, Inc. *	10,000	201,100
St. Jude Medical, Inc. *	12,500	441,125
		1,477,175
Pharmaceuticals & Biotechnology (3.1%)
Gilead Sciences, Inc. *	5,000	343,500
Vertex Pharmaceuticals, Inc.	5,000	168,250
		511,750
Semiconductors (3.9%)
Monolithic Power Systems, Inc. *	30,000	283,800
Semitool, Inc. *	35,000	361,900
		645,700

Software (11.1%)
Autodesk, Inc. †*	10,000	347,800
DivX, Inc. (L)	488	11,600
Hyperion Solutions Corp. *	15,000	517,200
Parametric Technology Corp. *	11,000	192,060
WebEx Communications, Inc. †*	15,000	585,300
Witness Systems, Inc. *	10,632	186,379
		1,840,339
Specialty Retailing & Manufacturing (7.4%)
Coach, Inc. *	15,000	516,000
Guitar Center, Inc. (L)*	7,500	335,100
J. Crew Group, Inc.	10,000	300,700
Pacific Sunwear of California, Inc. (L)*	5,000	75,400
		1,227,200
Wireless Communications & Equipment (1.5%)
ViaSat, Inc. *	10,000	250,800
Total Common Stocks (Cost $11,426,077)		14,675,515

Repurchase Agreements (21.3%)
Bear Stearns Companies, Inc., 5.00%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $2,646,601, collateralized by U.S. Treasury Obligation, 2/15/23, value $2,722,364)	$2,645,499	2,645,499
Bear Stearns Companies, Inc., 5.38%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $783,520, collateralized by U.S. Treasury Obligation, 2/15/23, value $807,213)	783,169	783,169
Bear Stearns Companies, Inc., 2.69%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $89,475, collateralized by U.S. Treasury Obligation, 2/15/23, value $92,705)	89,455	89,455
Total Repurchase Agreements (Cost $3,518,123)		3,518,123

Total Investments (Cost $14,944,200) - 110.0%		18,193,638
Total Securities Sold Short – (4.7%)		(771,266)
Net Other Assets (Liabilities) - (5.3%)		(883,531)
NET ASSETS - 100.0%		$16,538,841

*         Represents non-income producing securities.

†                          Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)                All or a portion of security is on loan as of September 30, 2006.

See accompanying Notes to Schedules of Investments.

Needham Aggressive Growth

Schedule of Securities Sold Short

September 30, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (4.7%)
Business Services (0.5%)
Kenexa Corp. *	3,000	$75,660
Consumer Services (0.8%)
Life Time Fitness, Inc. *	3,000	138,870
Electronic Components & Equipment (0.5%)
Hittite Microwave Corp. *	2,000	89,000
Semiconductors (1.7%)
ATMI, Inc. *	5,000	145,350
FormFactor, Inc. *	3,000	126,390
		271,740
Software (0.4%)
salesforce.com, inc. *	1,700	60,996
Specialty Retailing & Manufacturing (0.8%)
Zumiez, Inc. *	5,000	135,000
Total Securities Sold Short (Cost $771,325)		771,266

Total Securities Sold Short (Cost $771,325) - (4.7%)		(771,266)
Total Investments – 110.0%		18,193,638
Net Other Assets (Liabilities) - (5.3%)		(883,531)
NET ASSETS - 100.0%		$16,538,841

*                          Represents non-income producing securities.

See accompanying Notes to Schedules of Investments.

Needham Small Cap Growth

Schedule of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.5%)
Aerospace & Satellite (1.6%)
Innovative Solutions and Support, Inc. (L)*	9,750	$141,668
Integral Systems, Inc.	4,000	125,040
		266,708
Business Services (15.1%)
ADESA, Inc. (L)	12,500	288,875
American Bank Note Holographics, Inc. (L)*	51,500	172,525
Copart, Inc. †*	10,000	281,900
FactSet Research Systems, Inc.	5,000	242,850
FTI Consulting, Inc. †*	17,500	438,550
Jupitermedia Corp. (L)*	25,000	216,500
Mobile Mini, Inc. (L)*	15,000	426,150
Ritchie Brothers Auctioneers, Inc.	5,000	268,050
WebSideStory, Inc. *	15,000	198,150
		2,533,550
Computers - Integrated Systems (2.5%)
MICROS Systems, Inc. *	5,000	244,600
PAR Technology Corp. (L)*	20,000	181,400
		426,000
Consumer Services (1.1%)
Avis Budget Group, Inc.	10,000	182,900
Day Care Services (4.9%)
Bright Horizons Family Solutions, Inc. *	20,000	834,600
Defense (2.8%)
Argon ST, Inc. (L)*	20,000	479,400
Electronic Components & Equipment (4.1%)
Badger Meter, Inc. (L)	13,100	329,989
Electro Scientific Industries, Inc. *	4,000	82,400
X-Rite, Inc.	26,500	284,610
		696,999
Enabling Technology (4.8%)
Dolby Laboratories, Inc. (L)*	18,000	357,300
NovAtel, Inc. *	10,000	459,200
		816,500
Financial Services (0.4%)
Safeguard Scientifics, Inc. (L)*	33,300	65,268
Healthcare Services (16.9%)
Advisory Board Co. *	15,000	757,799
eResearch Technology, Inc. (L)*	15,000	121,650
HealthExtras, Inc. †*	12,500	353,875
HealthSouth Corp. *	75,000	372,000
I-trax, Inc. *	100,000	281,000

inVentiv Health, Inc. (L)*	15,000	480,450
Phase Forward, Inc. *	40,000	477,600
		2,844,374
Insurance (5.8%)
Philadelphia Consolidated Holding Corp. *	12,500	497,250
Safety Insurance Group, Inc.	5,500	267,630
White Mountains Insurance Group Ltd.	400	198,784
		963,664
Manufacturing & Industrial Equipment (4.5%)
Actuant Corp. - Class A	13,500	676,350
Sypris Solutions, Inc. (L)	9,000	75,150
		751,500
Marketing Services (2.1%)
aQuantive, Inc. *	15,000	354,300
Medical Devices & Supplies (3.9%)
CONMED Corp. †*	10,000	211,100
IRIS International, Inc. (L)*	15,000	172,500
SurModics, Inc. (L)*	7,900	277,448
		661,048
Oil & Gas - Equipment & Services (0.9%)
Dawson Geophysical Co. *	5,000	148,500
Oil & Gas - Exploration & Production (1.4%)
Encore Acquisition Co. *	10,000	243,400
Semiconductors (9.7%)
EMCORE Corporation (L)*	70,000	414,400
Entegris, Inc. *	40,000	436,400
MKS Instruments, Inc. *	17,500	355,425
Semitool, Inc. *	20,000	206,800
Standard Microsystems Corp. *	7,500	213,150
		1,626,175
Software (5.0%)
DivX, Inc. (L)	497	11,814
Neoware, Inc. (L)*	10,000	135,900
Parametric Technology Corp. *	20,000	349,200
Witness Systems, Inc. *	20,000	350,600
		847,514
Specialty Retailing & Manufacturing (0.4%)
Pacific Sunwear of California, Inc. (L)*	5,000	75,400
Transportation (3.4%)
Genesee & Wyoming, Inc. - Class A *	25,000	580,500
Wireless Communications & Equipment (2.2%)
ViaSat, Inc. *	15,000	376,200
Total Common Stocks (Cost $12,527,740)		15,774,500

Repurchase Agreements (20.2%)
Bear Stearns Companies, Inc., 5.00%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $1,205,136, collateralized by U.S. Treasury Obligation, 2/15/23, value $1,241,344)	$1,204,634	1,204,634
Bear Stearns Companies, Inc., 5.38%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $1,827,536, collateralized by U.S. Treasury Obligation, 2/15/23, value $1,881,235)	1,826,718	1,826,718

Bear Stearns Companies, Inc., 2.69%, 10/2/06 (Purchased on 9/29/06, proceeds at maturity $368,915, collateralized by U.S. Treasury Obligation, 2/15/23, value $379,865)	368,832	368,832
Total Repurchase Agreements (Cost $3,400,184)		3,400,184

Total Investments (Cost $15,927,924) - 113.6%		19,174,684
Total Securities Sold Short – (3.2%)		(537,787)
Net Other Assets (Liabilities) - (10.4%)		(1,756,141)
NET ASSETS - 100.0%		$16,880,756

*     Represents non-income producing securities.

†     Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of September 30, 2006.

See accompanying Notes to Schedules of Investments.

Needham Small Cap Growth

Schedule of Securities Sold Short

September 30, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (3.2%)
Business Services (0.1%)
Kenexa Corp. *	1,000	$25,220
Computers - Integrated Systems (0.4%)
Radiant Systems, Inc. *	6,000	72,480
Electronic Components & Equipment (0.7%)
Hittite Microwave Corp. *	2,500	111,250
Financial Services (0.2%)
Bankrate, Inc. *	1,250	33,200
Medical Devices & Supplies (1.2%)
Integra LifeSciences Holdings Corp. *	3,000	112,440
Synovis Life Technologies, Inc. *	100	727
Ventana Medical Systems, Inc. *	2,000	81,660
		194,827
Pharmaceuticals & Biotechnology (0.5%)
Myogen, Inc. *	2,500	87,700
Software (0.1%)
OPNET Technologies, Inc. *	1,000	13,110
Total Securities Sold Short (Cost $617,838)		537,787

Total Securities Sold Short (Cost $617,838) - (3.2%)		(537,787)
Total Investments – 113.6%		19,174,684
Net Other Assets (Liabilities) - (10.4%)		(1,756,141)
NET ASSETS - 100.0%		$16,880,756

*     Represents non-income producing securities.

See accompanying Notes to Schedules of Investments.

Needham Funds

Notes To Schedules of Investments

(Unaudited)

1.              Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively the “Portfolios”) are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments and schedules of securities sold short (“schedule”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the schedule.  Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.

3.              Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at September 30, 2006.

4.              Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, Needham Investment Management L.L.C. considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

As of September 30, 2006:

	Value of	Value of
	Securities Loaned	Collateral
NGF	$11,420,691	$11,775,150
NAGF	830,494	872,624
NSCGF	2,106,819	2,195,550

5.              Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

6.              Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the quarter ended September 30, 2006.

7.              Short Sale Transactions

During the year ended September 30, 2006, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2006, the market value of securities separately segregated to cover short positions were approximately $21,735,600, $1,470,300 and $1,097,475 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $2,600,000 in connection with open short positions for NGF. Securities sold short at September 30, 2006 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8.              Contractual Obligations

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.              Federal Income Taxes

At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
NGF	$263,806,697	61,786,747	$(15,109,068)	46,677,679
NAGF	14,172,875	3,817,392	(567,895)	3,249,497
NSCGF	15,346,364	3,507,663	(217,130)	3,290,533

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 27, 2006

By (Signature and Title)*	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	November 27, 2006

* Print the name and title of each signing officer under his or her signature.